Other receivables - Schedule of other receivables (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Other Receivables Abstract
Sales tax recoverable	$ 165,946	$ 102,714
Interest receivable	42,578	73,575
Other receivables	0	1,712
Subscription receivables	0	53,052
Trade and other receivables	$ 208,524	$ 231,053